Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000005532
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.68%		6.62%
Without Sales Load [Member] | C000169938
Average Annual Return [Line Items]
Average Annual Return, Percent	8.22%	7.82%	7.84%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%	13.37%		9.25%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%	13.37%	11.12%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	7.42%		6.34%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	7.42%	7.32%